Advantage Funds, Inc. (the "Registrant")

-Dynamic Total Return Fund (the “Fund”)

Incorporated herein by reference is the supplement to the Registrant's prospectus filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on May 18, 2016 (SEC Accession No. 0000914775-16-000165).